Summary of Net Debt Securities Gains (Losses) (Details) - Debt securities [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (26)	$ 42	$ (48)	$ 52
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(22)	47	(58)	47
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (4)	$ (5)	$ 10	$ 5